Equity reserves and long-term incentive plan awards - disclosure of movement in DSUs liability (Details) - Deferred Share Units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 1,664	$ 608
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	2,663	1,056
Settled in cash during the year	(549)	0
Total DSU liability, end of year	$ 3,778	$ 1,664